Restructuring - Schedule of Restructuring Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring [Roll Forward]
Beginning balance	$ 31	$ 86
Provision	7	71
Amounts paid	(34)	(126)
Ending balance	$ 4	$ 31